Taxes - Schedule of Income Taxes Payable (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
Schedule of Income Taxes Payable [Abstract]
Income Taxes Payable	$ 1,344,710	$ 1,729,163	$ 1,729,163
Total	$ 1,344,710	$ 1,729,163	$ 1,729,163